Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary Of Significant Accounting Policies [Abstract]
Summary of Consolidated Subsidiaries

The following table lists the constituent companies in the Company.

Company names	Jurisdiction	Incorporation Date	Ownership
Virax Biolabs Group Limited	Cayman Island	9/2/2021	Holding Company
Virax Biolabs (UK) Limited	United Kingdom	8/19/2021	100% (via Virax Biolabs Group Limited)
Virax Biolabs Limited (FKA- Shanghai Biotechnology Devices Ltd)	Hong Kong	4/14/2020	100% (via Virax Biolabs (UK) Limited) in United Kingdom
Virax Immune T-Cell Medical Device Company Limited (FKA- Stork Nutrition Asia Limited)	Hong Kong	1/16/2017	100% (via Virax Biolabs Limited) in Hong Kong
Virax Biolabs PTE. Limited	Singapore	5/4/2013	95.65% (via Virax Biolabs Limited) in Hong Kong
Logico Bioproducts Corp.	BVI	1/21/2011	95.65% (via Virax Biolabs PTE. LTD)
Shanghai Xitu Consulting Co., Ltd (FKA- Shanghai Logico Bioproducts)	PRC	10/27/2017	95.65% (via Virax Biolabs PTE. LTD)
Virax Biolabs USA Management, Inc.	USA	1/08/2022	100% (via Virax Biolabs Group Limited)

Functional and Presentation Currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US dollar, which is the Company’s presentation currency.

Entity	Functional Currency
Virax Biolabs Group Limited	U.S. dollars
Virax Biolabs (UK) Limited	U.S. dollars
Virax Biolabs Limited (FKA- Shanghai Biotechnology Devices Ltd)	U.S. dollars
ViraxImmune T-Cell Medical Device Company Limited (FKA- Stork Nutrition Asia Limited)	U.S. dollars
Virax Biolabs PTE. LTD	U.S. dollars
Logico Bioproducts Corp.	U.S. dollars
Shanghai Xitu Consulting Co., Ltd (FKA- Shanghai Logico Bioproducts)	Renminbi
Virax Biolabs USA Management, Inc.	U.S. dollars

Disclosure of Effect of Changes in Foreign Exchange Rates

The most important exchange rates per USD 1.00 that have been used in preparing the financial statements are:

	Closing rate		Average rate
	Year Ended March 31,		Year Ended March 31,
	2023	2022	2023	2022
British Pound	0.807	0.761	0.830	0.735
Singapore Dollar	1.328	1.372	1.352	1.349
Renminbi	6.873	6.355	6.889	6.417